PENSION AND POST-RETIREMENT BENEFIT PLANS - Changes in Benefit Obligation and Changes in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United States
Change in benefit obligation
Service cost	$ 1
U.K.
Change in plan assets
Fair value of plan assets, beginning of year	419,963
Fair value of plan assets, end of year	464,929	$ 419,963
Pension
Change in plan assets
Transfer to QRP		(16,000)
Pension | United States
Change in benefit obligation
Benefit obligation, beginning of year	3,632	56,722
Service cost	0	202	$ 211
Interest cost	138	1,816	3,140
Net actuarial loss (gain)	66	(7,357)
Benefits paid (including lump sums)	(666)	(496)
Settlements	0	(46,856)
Curtailment gain	0	(399)
Foreign currency exchange rate impact	0	0
Benefit obligation, end of year	3,170	3,632	56,722
Change in plan assets
Fair value of plan assets, beginning of year	0	62,008
Actual return on plan assets	0	823
Employer contributions	666	489
Benefits paid (including lump sums)	(666)	(496)
Settlements	0	(46,856)
Transfer to QRP	0	(15,968)
Foreign currency exchange rate impact	0	0
Fair value of plan assets, end of year	0	0	62,008
(Under) funded status, end of year	(3,170)	(3,632)
Pension | U.K.
Change in benefit obligation
Benefit obligation, beginning of year	420,626	488,269
Service cost	0	0	0
Interest cost	21,589	19,288	19,610
Net actuarial loss (gain)	12,559	(62,955)
Benefits paid (including lump sums)	(18,296)	(18,822)
Settlements	0	0
Curtailment gain	0	0
Foreign currency exchange rate impact	32,201	(5,154)
Benefit obligation, end of year	468,679	420,626	488,269
Change in plan assets
Fair value of plan assets, beginning of year	419,963	488,701
Actual return on plan assets	30,922	(45,117)
Employer contributions	186	172
Benefits paid (including lump sums)	(18,296)	(18,822)
Settlements	0	0
Transfer to QRP	0	0
Foreign currency exchange rate impact	32,154	(4,971)
Fair value of plan assets, end of year	464,929	419,963	488,701
(Under) funded status, end of year	(3,750)	(663)
Post-Retirement | United States
Change in benefit obligation
Benefit obligation, beginning of year	4,042	4,248
Service cost	0	1	4
Interest cost	212	206	231
Net actuarial loss (gain)	(480)	(370)
Benefits paid (including lump sums)	(65)	(43)
Settlements	0	0
Curtailment gain	0	0
Foreign currency exchange rate impact	0	0
Benefit obligation, end of year	3,709	4,042	4,248
Change in plan assets
Fair value of plan assets, beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	65	0
Benefits paid (including lump sums)	(65)	0
Settlements	0	0
Transfer to QRP	0	0
Foreign currency exchange rate impact	0	0
Fair value of plan assets, end of year	0	0	$ 0
(Under) funded status, end of year	$ (3,709)	$ (4,042)